CONVERTIBLE BONDS PAYABLE (Details) - USD ($)	Dec. 31, 2020	Dec. 31, 2019
Debt Disclosure [Abstract]
Principal	$ 739,189
Unamortized discount
Convertible debt, net	$ 739,189